Loss per share	12 Months Ended
Dec. 31, 2024
Loss per share
Loss per share

13.Loss per share

Basic loss per share is calculated by dividing the (income)/loss for the year attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing the (income)/loss attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The reported basic and diluted loss per share were as follows:

	2024	2023	2022
	$	$	$

Basic	(4.90)	(5.93)	(1.39)
Diluted	(4.90)	(5.93)	(1.39)

The following tables set out the data used in the basic and diluted loss per share calculations:

	2024	2023	2022
	$’000	$’000	$’000

Loss for the year	(1,644,201)	(1,988,178)	(468,966)
Less: loss for the year attributable to non-controlling interests	12,176	11,569	9,959
Loss for the year attributable to owners of the Company	(1,632,025)	(1,976,609)	(459,007)

	2024	2023	2022
	number	number	number
	(’000)	(’000)	(’000)

Weighted average number of ordinary shares outstanding	333,063	333,176	330,963
Weighted average number of potential ordinary shares	2,060	1,980	5,083

Potential ordinary shares relate to options granted under the Group’s share-based compensation schemes (note 28.1). Under IAS 33 Earnings per Share (“IAS 33”), potential ordinary shares are treated as dilutive when, and only when, their conversion into ordinary shares would decrease earnings per share or increase loss per share from continuing operations. For the years presented, the Group reported a loss for the year and accordingly there were no potentially dilutive shares.